Stockholders' Equity Note Disclosure: Schedule of Stockholders' Equity Note, Warrants or Rights (Tables)	9 Months Ended
May 31, 2016
Tables/Schedules
Schedule of Stockholders' Equity Note, Warrants or Rights

	Number of Warrants	Weighted Average Exercise Price
Balance, August 31, 2015	5,000,000	0.30
Warrants expired	5,000,000	-
Warrants cancelled	-	-
Warrants Granted	-	-
Warrants exercised	-	-
Balance, May 31, 2016	-0-	-0-